CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues		$ 1,747	$ 3,381	$ 6,540
Cost of revenues		1,452	2,845	5,639
Gross profit		295	536	901
Operating expenses:
Research and development, net		14,686	16,987	16,405
Business development		2,084	1,686	1,696
General and administrative		3,514	3,810	3,889
Total operating expenses		20,284	22,483	21,990
Operating loss		(19,989)	(21,947)	(21,089)
Financing income		1,413	2,125	2,424
Financing expenses		(2,206)	(1,005)	(891)
Financing income (expenses), net		(793)	1,120	1,533
Loss before taxes on income		(20,782)	(20,827)	(19,556)
Taxes on income		30	11	36
Loss		(20,812)	(20,838)	(19,592)
Attributable to:
Equity holders of the Company		(20,758)	(20,838)	(19,592)
Non-controlling interests		(54)
Loss		$ (20,812)	$ (20,838)	$ (19,592)
Basic and diluted loss per share, attributable to equity holders of the Company		$ (0.81)	$ (0.81)	$ (0.77)
Weighted average number of shares used in computing basic and diluted loss per share	[1]	25,753,411	25,673,276	25,444,733

[1]	To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect.